Financial instruments (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)
Financial assets:
Cash and cash equivalents	$ 3,162,316	187,615	$ 7,397,025	$ 12,458,750	$ 12,667,842
Loans and receivables measured at amortized cost:
Accounts receivable	135,497		287,155
Financial liabilities, measured at amortized cost:
Accounts payable	165,587		217,539
Accrued liabilities	331,164		281,011
Accounts Payable and Accrued Liabilities, Current	$ 496,751		$ 498,550